GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill Impairment (Details) - $ / bbl	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
After-tax discount rate applied to cash flow projections	7.50%	7.50%
Minimum
GOODWILL AND OTHER INTANGIBLE ASSETS
Cash flow forecast period	50 years to
Maximum
GOODWILL AND OTHER INTANGIBLE ASSETS
Cash flow forecast period	55 years
Within one year
GOODWILL AND OTHER INTANGIBLE ASSETS
Projected West Texas Intermediate prices	71.00
2018
GOODWILL AND OTHER INTANGIBLE ASSETS
Projected West Texas Intermediate prices	66.81
2019
GOODWILL AND OTHER INTANGIBLE ASSETS
Projected West Texas Intermediate prices	63.46
2020
GOODWILL AND OTHER INTANGIBLE ASSETS
Projected West Texas Intermediate prices	64.73
Over 5 years
GOODWILL AND OTHER INTANGIBLE ASSETS
Impairment testing assumption, price per barrel escalation percentage		2.00%